Contingencies, commitments and restrictions on the distribution of profits - Contingencies (Details) $ in Thousands, $ in Millions										1 Months Ended						12 Months Ended
	Sep. 14, 2019 BRL (R$)	Aug. 27, 2019 BRL (R$)	Jul. 25, 2019 ARS ($)	Jul. 09, 2019 BRL (R$)	Jun. 25, 2019 BRL (R$)	Dec. 04, 2018 USD ($)	Sep. 19, 2018	Jun. 29, 2017 BRL (R$)	Dec. 29, 2015 BRL (R$)	Oct. 26, 2018 USD ($)	Sep. 19, 2018 USD ($)	Aug. 31, 2018 BRL (R$)	Feb. 21, 2017 USD ($) installment	Nov. 30, 2015 ARS ($) installment	Jun. 30, 2005	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 BRL (R$)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) item director	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Aug. 31, 2011 ARS ($)
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments					R$ 12,100,000,000.00000000
Payments for extraordinary regime of regularization of tax obligations | $													$ 166,300
Number of monthly consecutive installments for payments of extraordinary regime | installment													60
Insurance policy to guarantee injunction for compensation for environmental damages | $																										$ 97.4
Legal action to suspend payment of annual granting fees																								R$ 253,000,000	R$ 245,700,000
Amount of identified three total payments																		R$ 858,000
Legal action to claiming for late payment of taxes.	R$ 1,300,000
Additional tax charge determined by Ecuadorian Tax authority ("SRI") | $																$ 3,300	$ 2,200		$ 2,400
AA2000
Schedule Of Contingencies [Line Items]
Number of tax assessments proceedings initiated | item																				3
Number of tax assessments proceedings initiated with respect to income tax deductions from services rendered by third parties | director																				2
Legal proceedings, claim payments | $														$ 18.4
Number of monthly consecutive installments for claim payments | installment														36
Criminal proceeding against former director
Schedule Of Contingencies [Line Items]
Legal proceedings, number of defendant former director | director																				2
Administrative Proceeding For Economic Reequilibrium Of ICABs Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments								R$ 196,800,000
Legal proceedings, claim amount denied by Brazilian ANAC									R$ 758,600,000														R$ 941,500,000
Proceeds deducted from future fixed grants												R$ 9,500,000
Administrative Proceedings - lawsuit against Organismo Regulador del Sistema Nacional de Aeropuertos
Schedule Of Contingencies [Line Items]
Preferred Stock Dividend Payable | $			$ 118.0
Adjusted inflation amount | $			$ 5,914.0
Administrative Proceeding For Economic Reequilibrium Of Inframerica Concession ria do Aeroporto de So Gonalo do Amarantes Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments									1,000,000,000
Legal proceedings, claim amount denied by Brazilian ANAC									R$ 1,000,000
Legal Proceeding For Breach Of Provision By ICAB
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments				R$ 10,600,000,000.00000000
Tax Proceedings
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments		R$ 17,000,000
TAGSA legal proceedings
Schedule Of Contingencies [Line Items]
Period for administration and operation of duty free areas															20 years
Percentage of exemption from income tax for duty-free areas entitled to tax benefits							10.00%								100.00%
Income tax charges including interests and penalties | $																						$ 1,900
Income tax charges excluding interests and penalties | $																				$ 2,200	$ 1,400
Approval of issuance of Bank guarantee with local financial institution | $											$ 800
Aeropuertos del Neuqu?n S.A. ("NQN") legal proceedings
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments | $						$ 577				$ 3,500